Sale of Business - Summary of Carrying Value of Major Classes of Assets and Liabilities Classified as Held for Sale (Detail) - Fluid Pressure & Controls Business [Member] - Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
$ in Millions
Dec. 31, 2018 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts receivable	$ 258
Inventories	140
Prepaid expenses and other	4
Investments	4
Fixed assets, net	320
Goodwill	157
Deferred tax assets	17
Other assets	11
Intangibles	38
Assets held for sale	949
Accounts payable	226
Accrued salaries and wages	30
Other accrued liabilities	76
Income taxes payable	6
Long-term employee benefit liabilities	62
Other long-term liabilities	3
Deferred tax liabilities	5
Liabilities held for sale	$ 408